Annual Fund Operating Expenses - Artisan Mid Cap Fund	Feb. 01, 2021
Investor
Operating Expenses:
Management Fees	0.94%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.18%
Advisor
Operating Expenses:
Management Fees	0.94%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.05%
Institutional
Operating Expenses:
Management Fees	0.94%
Distribution (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.96%